Statutory Financial Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statutory Financial Information (Textual) [Abstract]
Deferred tax asset, subsidiaries	$ 8	$ 8
State of Ohio insurance laws description	The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment and must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis
Dividend distributions made for the period	12 months
Statutory basis policyholders surplus	10.00%
Cash dividend paid	$ 0	0	$ 0
NLIC paid dividend	751
Subsidiaries [Member]
Statutory Financial Information (Textual) [Abstract]
Change in deferred tax valuation	56	56
Eagle Captive Reinsurance LLC [Member]
Statutory Financial Information (Textual) [Abstract]
Change in deferred tax valuation	(97)	(64)
Deferred tax asset, subsidiaries	$ 15	$ 10